Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(1)	1,985	$ 1,179,725
Curtiss-Wright Corp.	1,050	372,614
General Electric Co.	22,370	3,731,092
HEICO Corp.	2,840	675,182
Hexcel Corp.	3,492	218,948
Moog, Inc., Class A	406	79,917
Woodward, Inc.	1,562	259,948
		$ 6,517,426
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	336	$34,716
Expeditors International of Washington, Inc.	2,956	327,436
GXO Logistics, Inc.(1)	2,857	124,279
United Parcel Service, Inc., Class B	903	113,868
		$600,299
Automobile Components — 0.0%(2)
Autoliv, Inc.	1,295	$121,458
Modine Manufacturing Co.(1)	1,568	181,778
		$303,236
Automobiles — 3.2%
Tesla, Inc.(1)	56,894	$22,976,073
		$22,976,073
Banks — 0.0%(2)
First Citizens Bancshares, Inc., Class A	120	$253,562
		$253,562
Beverages — 1.1%
Celsius Holdings, Inc.(1)	7,180	$189,121
Coca-Cola Co.	56,199	3,498,950
Coca-Cola Consolidated, Inc.	189	238,138
Keurig Dr. Pepper, Inc.	2,941	94,465
Monster Beverage Corp.(1)	21,895	1,150,801
PepsiCo, Inc.	17,206	2,616,345
		$7,787,820
Biotechnology — 2.8%
AbbVie, Inc.	37,817	$6,720,081
Alnylam Pharmaceuticals, Inc.(1)	2,878	677,222
Amgen, Inc.	11,508	2,999,445
Apellis Pharmaceuticals, Inc.(1)	3,072	98,028
Biogen, Inc.(1)	2,363	361,350
BioMarin Pharmaceutical, Inc.(1)	4,346	285,663
Cytokinetics, Inc.(1)	845	39,749
Exact Sciences Corp.(1)	2,627	147,611
Exelixis, Inc.(1)	8,005	266,566
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	26,707	$ 2,466,926
Halozyme Therapeutics, Inc.(1)	3,520	168,291
Incyte Corp.(1)	3,120	215,498
Insmed, Inc.(1)	1,919	132,488
Ionis Pharmaceuticals, Inc.(1)	2,131	74,500
Krystal Biotech, Inc.(1)	743	116,398
Moderna, Inc.(1)	8,817	366,611
Neurocrine Biosciences, Inc.(1)	2,491	340,021
Regeneron Pharmaceuticals, Inc.(1)	2,324	1,655,455
Roivant Sciences Ltd.(1)	7,467	88,335
Sarepta Therapeutics, Inc.(1)	2,661	323,551
United Therapeutics Corp.(1)	723	255,103
Vertex Pharmaceuticals, Inc.(1)	5,577	2,245,858
		$20,044,750
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	156,764	$34,392,454
Etsy, Inc.(1)	3,474	183,740
Macy's, Inc.	9,366	158,566
Ollie's Bargain Outlet Holdings, Inc.(1)	1,389	152,415
		$34,887,175
Building Products — 1.2%
A.O. Smith Corp.	4,070	$277,615
AAON, Inc.	2,000	235,360
Advanced Drainage Systems, Inc.	2,119	244,956
Allegion PLC	1,990	260,053
Armstrong World Industries, Inc.	1,038	146,701
AZEK Co., Inc.(1)	3,933	186,699
Carlisle Cos., Inc.	2,772	1,022,424
Carrier Global Corp.	23,606	1,611,346
Fortune Brands Innovations, Inc.	1,588	108,508
Johnson Controls International PLC	7,004	552,826
Lennox International, Inc.	1,006	612,956
Masco Corp.	3,769	273,516
Owens Corning	2,119	360,908
Simpson Manufacturing Co., Inc.	1,455	241,283
Trane Technologies PLC	6,162	2,275,935
Trex Co., Inc.(1)	3,198	220,758
UFP Industries, Inc.	865	97,442
Zurn Elkay Water Solutions Corp., Class C	2,528	94,294
		$8,823,580
Capital Markets — 2.5%
Ameriprise Financial, Inc.	492	$261,956
Ares Management Corp., Class A	4,354	770,789
Blackrock, Inc.	90	92,260
Blackstone, Inc.	13,547	2,335,774
Blue Owl Capital, Inc.	14,479	336,782
Carlyle Group, Inc.	2,472	124,811
Cboe Global Markets, Inc.	1,552	303,261

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	19,813	$ 1,466,360
Coinbase Global, Inc., Class A(1)	4,111	1,020,761
Evercore, Inc., Class A	763	211,496
FactSet Research Systems, Inc.	943	452,904
Hamilton Lane, Inc., Class A	924	136,798
Houlihan Lokey, Inc.	1,370	237,914
Interactive Brokers Group, Inc., Class A	1,187	209,707
Intercontinental Exchange, Inc.	5,109	761,292
Jefferies Financial Group, Inc.	894	70,090
KKR & Co., Inc.	4,351	643,556
LPL Financial Holdings, Inc.	1,809	590,657
MarketAxess Holdings, Inc.	751	169,756
Moody's Corp.	3,637	1,721,647
Morningstar, Inc.	814	274,123
MSCI, Inc.	1,777	1,066,218
Nasdaq, Inc.	4,282	331,041
S&P Global, Inc.	7,027	3,499,657
SEI Investments Co.	2,034	167,764
TPG, Inc.	2,128	133,723
Tradeweb Markets, Inc., Class A	3,049	399,175
		$17,790,272
Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,152	$624,166
Arcadium Lithium PLC(1)	27,058	138,808
Ashland, Inc.	653	46,663
Axalta Coating Systems Ltd.(1)	6,557	224,380
Balchem Corp.	1,266	206,352
Cabot Corp.	1,004	91,675
Ecolab, Inc.	6,355	1,489,104
Element Solutions, Inc.	8,976	228,260
International Flavors & Fragrances, Inc.	2,565	216,871
Linde PLC	9,738	4,077,008
PPG Industries, Inc.	2,327	277,960
RPM International, Inc.	1,748	215,109
Sherwin-Williams Co.	6,363	2,162,975
		$9,999,331
Commercial Services & Supplies — 0.9%
Brink's Co.	1,816	$168,470
Casella Waste Systems, Inc., Class A(1)	1,730	183,051
Cintas Corp.	7,260	1,326,402
Clean Harbors, Inc.(1)	1,496	344,290
Copart, Inc.(1)	20,536	1,178,561
MSA Safety, Inc.	626	103,772
Republic Services, Inc.	3,131	629,895
Rollins, Inc.	8,288	384,149
Tetra Tech, Inc.	6,330	252,187
Veralto Corp.	5,655	575,962
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	7,818	$ 1,577,594
		$ 6,724,333
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	23,469	$ 2,594,029
Ciena Corp.(1)	3,361	285,047
Cisco Systems, Inc.	12,171	720,523
F5, Inc.(1)	1,183	297,489
Juniper Networks, Inc.	9,603	359,632
Motorola Solutions, Inc.	3,723	1,720,882
		$5,977,602
Construction & Engineering — 0.4%
AECOM	1,466	$156,598
API Group Corp.(1)	6,659	239,524
Comfort Systems USA, Inc.	906	384,198
Dycom Industries, Inc.(1)	544	94,689
EMCOR Group, Inc.	1,044	473,871
MasTec, Inc.(1)	814	110,818
Quanta Services, Inc.	3,322	1,049,918
Valmont Industries, Inc.	483	148,122
WillScot Holdings Corp.(1)	5,704	190,799
		$2,848,537
Construction Materials — 0.5%
CRH PLC	24,035	$2,223,718
Vulcan Materials Co.	6,445	1,657,848
		$3,881,566
Consumer Finance — 0.4%
American Express Co.	7,017	$2,082,576
Credit Acceptance Corp.(1)	191	89,667
FirstCash Holdings, Inc.	1,257	130,225
SoFi Technologies, Inc.(1)	24,863	382,890
		$2,685,358
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.(1)	967	$86,402
Casey's General Stores, Inc.	667	264,285
Costco Wholesale Corp.	6,533	5,985,992
Dollar Tree, Inc.(1)(3)	3,533	264,763
Sprouts Farmers Market, Inc.(1)	1,633	207,505
Walmart, Inc.	11,715	1,058,450
		$7,867,397
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,062	$166,840
Avery Dennison Corp.	1,734	324,483
Ball Corp.	7,432	409,726
Crown Holdings, Inc.	914	75,579

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
International Paper Co.	9,674	$ 520,655
Packaging Corp. of America	959	215,900
		$ 1,713,183
Distributors — 0.1%
Genuine Parts Co.	1,055	$ 123,182
Pool Corp.	918	312,983
		$ 436,165
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,724	$191,106
Duolingo, Inc.(1)	893	289,537
H&R Block, Inc.	1,765	93,263
Service Corp. International	1,049	83,731
		$657,637
Electric Utilities — 0.2%
Constellation Energy Corp.	3,004	$672,025
Eversource Energy	1,899	109,059
NextEra Energy, Inc.	5,833	418,168
		$1,199,252
Electrical Equipment — 1.5%
Acuity Brands, Inc.	749	$218,805
AMETEK, Inc.	6,225	1,122,118
Atkore, Inc.	1,993	166,316
Eaton Corp. PLC	10,620	3,524,459
Emerson Electric Co.	15,626	1,936,530
GE Vernova, Inc.	2,916	959,160
Hubbell, Inc.	1,602	671,062
NEXTracker, Inc., Class A(1)	5,041	184,148
nVent Electric PLC	5,475	373,176
Regal Rexnord Corp.	581	90,131
Rockwell Automation, Inc.	2,230	637,312
Sensata Technologies Holding PLC	2,550	69,870
Vertiv Holdings Co., Class A	10,136	1,151,551
		$11,104,638
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	32,671	$2,269,001
Badger Meter, Inc.	1,103	233,968
CDW Corp.	1,938	337,289
Cognex Corp.	6,347	227,603
Coherent Corp.(1)	3,026	286,653
Corning, Inc.	15,361	729,955
Insight Enterprises, Inc.(1)	492	74,833
Itron, Inc.(1)	577	62,651
Keysight Technologies, Inc.(1)	4,946	794,476
Littelfuse, Inc.	574	135,263
Novanta, Inc.(1)	1,380	210,823
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(1)	613	$ 284,512
Trimble, Inc.(1)	6,960	491,794
Vontier Corp.	2,877	104,924
Zebra Technologies Corp., Class A(1)	1,244	480,458
		$ 6,724,203
Entertainment — 2.2%
Electronic Arts, Inc.	5,738	$ 839,469
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,619	556,261
Liberty Media Corp.-Liberty Live, Class A(1)	1,971	131,190
Live Nation Entertainment, Inc.(1)	3,619	468,661
Netflix, Inc.(1)	9,390	8,369,495
ROBLOX Corp., Class A(1)	9,156	529,766
Roku, Inc.(1)	1,992	148,085
Take-Two Interactive Software, Inc.(1)	1,206	222,000
Walt Disney Co.	40,470	4,506,335
Warner Music Group Corp., Class A	3,885	120,435
		$15,891,697
Financial Services — 3.9%
Affirm Holdings, Inc.(1)	5,945	$362,050
Apollo Global Management, Inc.	6,408	1,058,345
Corpay, Inc.(1)	1,588	537,411
Equitable Holdings, Inc.	8,680	409,435
Euronet Worldwide, Inc.(1)	1,075	110,553
Fidelity National Information Services, Inc.	12,314	994,602
Fiserv, Inc.(1)	12,714	2,611,710
Jack Henry & Associates, Inc.	1,792	314,137
Mastercard, Inc., Class A	17,875	9,412,439
PayPal Holdings, Inc.(1)	3,337	284,813
PennyMac Financial Services, Inc.	1,369	139,830
Shift4 Payments, Inc., Class A(1)(3)	2,287	237,345
Toast, Inc., Class A(1)	9,571	348,863
Visa, Inc., Class A	36,569	11,557,267
WEX, Inc.(1)	1,024	179,528
		$28,558,328
Food Products — 0.3%
Flowers Foods, Inc.	4,223	$87,247
Freshpet, Inc.(1)	1,967	291,332
Hershey Co.	2,691	455,721
Ingredion, Inc.	180	24,761
Kellanova	402	32,550
Lamb Weston Holdings, Inc.	3,594	240,187
Lancaster Colony Corp.	860	148,901
McCormick & Co., Inc.	2,211	168,567
Mondelez International, Inc., Class A	7,958	475,331
		$1,924,597

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	1,341	$ 228,855
Knight-Swift Transportation Holdings, Inc.	2,577	136,684
Landstar System, Inc.	796	136,801
Lyft, Inc., Class A(1)	9,685	124,936
Old Dominion Freight Line, Inc.	4,854	856,246
Saia, Inc.(1)	756	344,532
Uber Technologies, Inc.(1)	44,957	2,711,806
Union Pacific Corp.	8,507	1,939,936
XPO, Inc.(1)	2,839	372,335
		$6,852,131
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	20,962	$2,371,012
Align Technology, Inc.(1)	1,712	356,969
Baxter International, Inc.	3,191	93,050
Becton Dickinson & Co.	6,531	1,481,688
Boston Scientific Corp.(1)	31,778	2,838,411
Cooper Cos., Inc.(1)	4,728	434,645
DENTSPLY SIRONA, Inc.	2,290	43,464
DexCom, Inc.(1)	9,058	704,441
Edwards Lifesciences Corp.(1)	13,189	976,382
GE HealthCare Technologies, Inc.	6,629	518,255
Glaukos Corp.(1)	305	45,732
Globus Medical, Inc., Class A(1)	2,858	236,385
Hologic, Inc.(1)	5,741	413,869
IDEXX Laboratories, Inc.(1)	1,800	744,192
Inspire Medical Systems, Inc.(1)	738	136,810
Insulet Corp.(1)	1,587	414,318
Intuitive Surgical, Inc.(1)	7,636	3,985,686
Medtronic PLC	7,243	578,571
Merit Medical Systems, Inc.(1)	2,174	210,269
Penumbra, Inc.(1)	1,126	267,402
ResMed, Inc.	3,245	742,099
STERIS PLC	2,330	478,955
Stryker Corp.	7,734	2,784,627
Teleflex, Inc.	1,411	251,130
Zimmer Biomet Holdings, Inc.	2,235	236,083
		$21,344,445
Health Care Providers & Services — 1.3%
Chemed Corp.	371	$196,556
Cigna Group	1,374	379,416
DaVita, Inc.(1)	458	68,494
Elevance Health, Inc.	566	208,797
Encompass Health Corp.	1,223	112,944
Ensign Group, Inc.	1,082	143,754
HealthEquity, Inc.(1)	2,118	203,222
Henry Schein, Inc.(1)	868	60,066
Labcorp Holdings, Inc.	1,477	338,706
Molina Healthcare, Inc.(1)	345	100,412
Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	7,174	$ 166,437
UnitedHealth Group, Inc.	15,423	7,801,879
		$ 9,780,683
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	3,413	$ 332,938
Healthcare Realty Trust, Inc.	3,108	52,681
Ventas, Inc.	1,999	117,721
Welltower, Inc.	10,560	1,330,877
		$1,834,217
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	3,031	$161,825
Veeva Systems, Inc., Class A(1)	3,608	758,582
		$920,407
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	16,194	$283,719
Ryman Hospitality Properties, Inc.	2,123	221,514
		$505,233
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(1)	9,690	$1,273,363
Booking Holdings, Inc.	737	3,661,726
Cava Group, Inc.(1)	2,745	309,636
Chipotle Mexican Grill, Inc.(1)	39,150	2,360,745
Choice Hotels International, Inc.	1,231	174,777
Darden Restaurants, Inc.	1,504	280,782
Domino's Pizza, Inc.	1,188	498,675
Hilton Worldwide Holdings, Inc.	5,599	1,383,849
Hyatt Hotels Corp., Class A	1,516	237,982
Marriott International, Inc., Class A	5,526	1,541,422
Planet Fitness, Inc., Class A(1)	2,130	210,593
Starbucks Corp.	29,449	2,687,221
Texas Roadhouse, Inc.	2,341	422,387
Vail Resorts, Inc.	666	124,842
Wingstop, Inc.	927	263,453
Wyndham Hotels & Resorts, Inc.	1,537	154,914
Yum! Brands, Inc.	8,602	1,154,044
		$16,740,411
Household Durables — 0.2%
D.R. Horton, Inc.	1,065	$148,908
Installed Building Products, Inc.	651	114,088
Mohawk Industries, Inc.(1)	781	93,041
NVR, Inc.(1)	68	556,165
PulteGroup, Inc.	917	99,861
Tempur Sealy International, Inc.	4,093	232,032
TopBuild Corp.(1)	737	229,458
		$1,473,553

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 0.9%
Church & Dwight Co., Inc.	4,187	$ 438,421
Clorox Co.	2,742	445,328
Colgate-Palmolive Co.	13,463	1,223,921
Kimberly-Clark Corp.	2,484	325,503
Procter & Gamble Co.	26,433	4,431,493
		$ 6,864,666
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp.	12,138	$ 156,216
		$156,216
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	5,187	$111,002
EastGroup Properties, Inc.	466	74,788
ProLogis, Inc.	2,046	216,262
		$402,052
Insurance — 1.2%
Allstate Corp.	4,947	$953,732
Aon PLC, Class A	3,806	1,366,963
Arthur J. Gallagher & Co.	4,883	1,386,040
Brown & Brown, Inc.	4,568	466,027
Hanover Insurance Group, Inc.	243	37,582
Kinsale Capital Group, Inc.	647	300,939
Marsh & McLennan Cos., Inc.	8,084	1,717,123
MetLife, Inc.	4,941	404,569
Primerica, Inc.	341	92,554
Progressive Corp.	5,117	1,226,084
Ryan Specialty Holdings, Inc.	3,307	212,177
W.R. Berkley Corp.	1,738	101,708
Willis Towers Watson PLC	1,162	363,985
		$8,629,483
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	182,273	$34,504,279
Pinterest, Inc., Class A(1)	14,713	426,677
Snap, Inc., Class A(1)	8,810	94,884
ZoomInfo Technologies, Inc.(1)	11,168	117,375
		$35,143,215
IT Services — 1.3%
Accenture PLC, Class A	11,276	$3,966,784
Akamai Technologies, Inc.(1)	2,749	262,942
Amdocs Ltd.	1,089	92,717
Cloudflare, Inc., Class A(1)	7,377	794,355
Cognizant Technology Solutions Corp., Class A	2,132	163,951
EPAM Systems, Inc.(1)	1,385	323,841
Gartner, Inc.(1)	1,834	888,518
GoDaddy, Inc., Class A(1)	2,196	433,425
MongoDB, Inc.(1)	1,869	435,122
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(1)	7,250	$ 1,119,472
Twilio, Inc., Class A(1)	1,786	193,031
VeriSign, Inc.(1)	2,295	474,973
		$ 9,149,131
Leisure Products — 0.0%(2)
Mattel, Inc.(1)	4,499	$ 79,767
		$ 79,767
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	6,332	$850,641
Avantor, Inc.(1)	18,101	381,388
Bio-Techne Corp.	3,820	275,155
Bruker Corp.	2,462	144,322
Charles River Laboratories International, Inc.(1)	810	149,526
Danaher Corp.	10,512	2,413,030
Illumina, Inc.(1)	1,567	209,398
IQVIA Holdings, Inc.(1)	3,965	779,162
Medpace Holdings, Inc.(1)	746	247,843
Mettler-Toledo International, Inc.(1)	513	627,748
Repligen Corp.(1)	1,712	246,425
Revvity, Inc.	3,442	384,162
Thermo Fisher Scientific, Inc.	7,492	3,897,563
Waters Corp.(1)	1,403	520,485
West Pharmaceutical Services, Inc.	1,610	527,372
		$11,654,220
Machinery — 2.1%
Allison Transmission Holdings, Inc.	1,253	$135,399
Caterpillar, Inc.	8,563	3,106,314
Chart Industries, Inc.(1)	1,308	249,619
Cummins, Inc.	561	195,565
Deere & Co.	491	208,037
Donaldson Co., Inc.	3,221	216,934
Dover Corp.	1,657	310,853
ESAB Corp.	1,228	147,286
Federal Signal Corp.	2,556	236,149
Flowserve Corp.	1,512	86,970
Fortive Corp.	4,643	348,225
Franklin Electric Co., Inc.	957	93,260
Graco, Inc.	5,188	437,297
IDEX Corp.	1,603	335,492
Illinois Tool Works, Inc.	7,208	1,827,661
Ingersoll Rand, Inc.	11,803	1,067,699
ITT, Inc.	2,357	336,768
Lincoln Electric Holdings, Inc.	1,628	305,201
Middleby Corp.(1)	869	117,706
Mueller Industries, Inc.	2,214	175,703
Nordson Corp.	1,484	310,512
Otis Worldwide Corp.	10,946	1,013,709
PACCAR, Inc.	3,720	386,954

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	2,509	$ 1,595,799
Pentair PLC	2,811	282,899
Snap-on, Inc.	210	71,291
SPX Technologies, Inc.(1)	1,584	230,504
Timken Co.	340	24,266
Toro Co.	2,701	216,350
Watts Water Technologies, Inc., Class A	751	152,678
Westinghouse Air Brake Technologies Corp.	3,490	661,669
Xylem, Inc.	5,463	633,817
		$15,518,586
Media — 0.2%
Liberty Broadband Corp., Class C(1)	1,000	$74,760
New York Times Co., Class A	3,554	184,986
Trade Desk, Inc., Class A(1)	10,049	1,181,059
		$1,440,805
Metals & Mining — 0.2%
ATI, Inc.(1)	6,166	$339,377
Carpenter Technology Corp.	2,932	497,590
Nucor Corp.	1,165	135,967
Reliance, Inc.	792	213,254
Steel Dynamics, Inc.	3,064	349,510
		$1,535,698
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(2)
Annaly Capital Management, Inc.	11,935	$218,411
		$218,411
Office REITs — 0.0%(2)
COPT Defense Properties	1,812	$56,081
		$56,081
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.	9,237	$456,400
		$456,400
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,366	$141,449
		$141,449
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	4,121	$266,835
American Airlines Group, Inc.(1)	17,615	307,029
		$573,864
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	3,532	$266,101
Coty, Inc., Class A(1)	16,123	112,216
e.l.f. Beauty, Inc.(1)	1,819	228,375
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A	5,759	$ 431,810
Kenvue, Inc.	22,042	470,597
		$ 1,509,099
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	43,552	$ 2,463,301
Elanco Animal Health, Inc.(1)	8,846	107,125
Eli Lilly & Co.	17,715	13,675,980
Jazz Pharmaceuticals PLC(1)	1,448	178,321
Merck & Co., Inc.	54,291	5,400,869
Royalty Pharma PLC, Class A	3,459	88,239
Zoetis, Inc.	9,754	1,589,219
		$23,503,054
Professional Services — 1.0%
Automatic Data Processing, Inc.	5,037	$1,474,481
Booz Allen Hamilton Holding Corp.	2,654	341,570
Broadridge Financial Solutions, Inc.	2,261	511,189
Dayforce, Inc.(1)	3,651	265,209
Equifax, Inc.	2,881	734,223
ExlService Holdings, Inc.(1)	5,343	237,122
Exponent, Inc.	1,365	121,622
FTI Consulting, Inc.(1)	785	150,037
Maximus, Inc.	556	41,505
Parsons Corp.(1)	1,811	167,065
Paychex, Inc.	4,847	679,646
Paycom Software, Inc.	1,056	216,448
Paylocity Holding Corp.(1)	1,291	257,516
Robert Half, Inc.	1,598	112,595
SS&C Technologies Holdings, Inc.	2,621	198,619
TransUnion	3,753	347,941
TriNet Group, Inc.	828	75,158
Verisk Analytics, Inc.	3,448	949,683
		$6,881,629
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	3,494	$458,727
CoStar Group, Inc.(1)	9,546	683,398
Zillow Group, Inc., Class C(1)	762	56,426
		$1,198,551
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	1,809	$120,480
Invitation Homes, Inc.	4,154	132,803
Sun Communities, Inc.	1,659	204,007
UDR, Inc.	2,939	127,582
		$584,872
Retail REITs — 0.0%(2)
Federal Realty Investment Trust	338	$37,839

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	733	$ 126,230
		$ 164,069
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)	36,222	$ 4,375,255
Allegro MicroSystems, Inc.(1)	4,079	89,167
Analog Devices, Inc.	10,146	2,155,619
Applied Materials, Inc.	18,571	3,020,202
Broadcom, Inc.	94,760	21,969,158
Cirrus Logic, Inc.(1)	2,044	203,542
Enphase Energy, Inc.(1)	3,172	217,853
Entegris, Inc.	3,540	350,672
First Solar, Inc.(1)	2,288	403,237
KLA Corp.	2,973	1,873,347
Lam Research Corp.	28,590	2,065,056
Lattice Semiconductor Corp.(1)	3,741	211,928
Marvell Technology, Inc.	12,551	1,386,258
Microchip Technology, Inc.	11,814	677,533
Micron Technology, Inc.	5,587	470,202
MKS Instruments, Inc.	894	93,325
Monolithic Power Systems, Inc.	1,067	631,344
NVIDIA Corp.	413,210	55,489,971
ON Semiconductor Corp.(1)	9,984	629,491
Onto Innovation, Inc.(1)	1,311	218,504
Qorvo, Inc.(1)	1,494	104,475
QUALCOMM, Inc.	24,642	3,785,504
Rambus, Inc.(1)	3,303	174,597
Skyworks Solutions, Inc.	980	86,906
Teradyne, Inc.	3,686	464,141
Texas Instruments, Inc.	15,471	2,900,967
Universal Display Corp.	1,538	224,856
		$104,273,110
Software — 14.4%
Adobe, Inc.(1)	9,742	$4,332,073
Altair Engineering, Inc., Class A(1)	1,614	176,104
ANSYS, Inc.(1)	2,058	694,225
AppFolio, Inc., Class A(1)	620	152,966
AppLovin Corp., Class A(1)	4,676	1,514,229
Aspen Technology, Inc.(1)	131	32,702
Atlassian Corp., Class A(1)	853	207,603
Autodesk, Inc.(1)	4,983	1,472,825
Bentley Systems, Inc., Class B	3,772	176,152
Bill Holdings, Inc.(1)	3,153	267,091
Cadence Design Systems, Inc.(1)	6,132	1,842,421
CCC Intelligent Solutions Holdings, Inc.(1)	9,265	108,678
Clearwater Analytics Holdings, Inc., Class A(1)	6,842	188,292
Commvault Systems, Inc.(1)	1,067	161,021
Confluent, Inc., Class A(1)	6,385	178,525
CrowdStrike Holdings, Inc., Class A(1)	5,133	1,756,307
Datadog, Inc., Class A(1)	6,970	995,943
Security	Shares	Value
Software (continued)
DocuSign, Inc.(1)	4,849	$ 436,119
Dolby Laboratories, Inc., Class A	1,793	140,033
Dropbox, Inc., Class A(1)	6,605	198,414
Dynatrace, Inc.(1)	8,072	438,713
Elastic NV(1)	2,564	254,041
Fair Isaac Corp.(1)	539	1,073,111
Fortinet, Inc.(1)	14,058	1,328,200
Gen Digital, Inc.	13,210	361,690
Guidewire Software, Inc.(1)	1,090	183,752
HashiCorp, Inc., Class A(1)	4,463	152,679
HubSpot, Inc.(1)	1,145	797,802
Intuit, Inc.	6,078	3,820,023
Manhattan Associates, Inc.(1)	1,644	444,275
MARA Holdings, Inc.(1)(3)	5,235	87,791
Microsoft Corp.	129,008	54,376,872
Oracle Corp.	35,837	5,971,878
Palo Alto Networks, Inc.(1)	12,304	2,238,836
PTC, Inc.(1)	3,055	561,723
Qualys, Inc.(1)	1,234	173,032
Roper Technologies, Inc.	1,571	816,684
Salesforce, Inc.	20,754	6,938,685
SentinelOne, Inc., Class A(1)	7,025	155,955
ServiceNow, Inc.(1)	4,592	4,868,071
Smartsheet, Inc., Class A(1)	3,228	180,865
SPS Commerce, Inc.(1)	1,085	199,629
Synopsys, Inc.(1)	3,395	1,647,797
Tenable Holdings, Inc.(1)	3,811	150,077
Tyler Technologies, Inc.(1)	1,028	592,786
Varonis Systems, Inc.(1)	1,174	52,161
Workday, Inc., Class A(1)	4,910	1,266,927
Zscaler, Inc.(1)	2,322	418,912
		$104,584,690
Specialized REITs — 0.6%
American Tower Corp.	6,351	$1,164,837
CubeSmart	2,079	89,085
Equinix, Inc.	1,322	1,246,500
Iron Mountain, Inc.	7,210	757,843
Lamar Advertising Co., Class A	1,232	149,984
Public Storage	1,282	383,882
SBA Communications Corp.	2,422	493,604
		$4,285,735
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	1,499	$224,055
AutoZone, Inc.(1)	363	1,162,326
Bath & Body Works, Inc.	1,230	47,687
Burlington Stores, Inc.(1)	1,290	367,727
Carvana Co.(1)	728	148,046
Chewy, Inc., Class A(1)	2,586	86,605
Dick's Sporting Goods, Inc.	802	183,530

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Five Below, Inc.(1)	1,592	$ 167,096
Floor & Decor Holdings, Inc., Class A(1)	2,521	251,344
GameStop Corp., Class A(1)	5,607	175,723
Home Depot, Inc.	14,611	5,683,533
Lowe's Cos., Inc.	6,540	1,614,072
O'Reilly Automotive, Inc.(1)	1,232	1,460,906
RH(1)	386	151,926
Ross Stores, Inc.	6,169	933,185
TJX Cos., Inc.	23,418	2,829,128
Tractor Supply Co.	9,695	514,417
Ulta Beauty, Inc.(1)	1,162	505,389
Williams-Sonoma, Inc.	2,357	436,469
		$16,943,164
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	265,081	$66,381,584
Dell Technologies, Inc., Class C	7,322	843,787
NetApp, Inc.	3,418	396,761
Pure Storage, Inc., Class A(1)	7,186	441,436
Seagate Technology Holdings PLC	1,821	157,171
Super Micro Computer, Inc.(1)	11,840	360,883
Western Digital Corp.(1)	4,430	264,161
		$68,845,783
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	945	$79,314
Crocs, Inc.(1)	1,608	176,124
Deckers Outdoor Corp.(1)	3,354	681,164
Levi Strauss & Co., Class A	5,364	92,797
lululemon Athletica, Inc.(1)	2,250	860,423
NIKE, Inc., Class B	23,242	1,758,722
Ralph Lauren Corp.	810	187,094
Skechers USA, Inc., Class A(1)	2,006	134,883
Tapestry, Inc.	963	62,913
		$4,033,434
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,076	$257,670
Beacon Roofing Supply, Inc.(1)	2,099	213,216
Core & Main, Inc., Class A(1)	6,457	328,726
Fastenal Co.	12,106	870,543
Ferguson Enterprises, Inc.	3,076	533,901
FTAI Aviation Ltd.	3,456	497,802
SiteOne Landscape Supply, Inc.(1)	1,025	135,064
United Rentals, Inc.	1,688	1,189,095
W.W. Grainger, Inc.	1,016	1,070,915
Watsco, Inc.	875	414,654
		$5,511,586
Security	Shares	Value
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	845	$ 105,194
		$ 105,194
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	4,576	$ 1,010,060
		$ 1,010,060
Total Common Stocks (identified cost $396,045,981)		$723,083,171

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	1,210,316	$ 1,210,316
Total Short-Term Investments (identified cost $1,210,316)		$ 1,210,316
Total Investments — 99.8% (identified cost $397,257,463)		$724,294,653
Other Assets, Less Liabilities — 0.2%		$ 1,475,737
Net Assets — 100.0%		$725,770,390

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $583,925 and the total market value of the collateral received by the Fund was $601,730, comprised of U.S. government and/or agencies securities.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,210,316, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$75,741	$13,282,393	$(12,147,818)	$ —	$ —	$1,210,316	$6,867	1,210,316

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$723,083,171(2)	$ —	$ —	$723,083,171
Rights	—	—	1,166	1,166
Short-Term Investments	1,210,316	—	—	1,210,316
Total Investments	$724,293,487	$ —	$1,166	$724,294,653

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.